CONTRACTUAL TRANSMISSION ASSETS	12 Months Ended
Dec. 31, 2025
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS
NOTE 10 - CONTRACTUAL TRANSMISSION ASSETS
The Company recognizes the asset arising from the construction of transmission infrastructure projects, within the scope of its concession contracts, under the item Contractual Transmission Asset. The movements in these assets for the years ended December 31, 2025, and 2024, is shown in the table below:

	2025	2024
Opening balance as of January 1	67,387,656	61,212,338
Construction revenue	4,800,378	4,161,735
Financial income	7,309,164	7,405,486
Regulatory remeasurements - Transmission	(4,081,630)	6,129,771
Transfers	(446,167)	1,154
Amortization	(10,708,558)	(11,522,828)
Final balance on December 31	64,260,843	67,387,656
Current	10,693,181	10,539,570
Non-current	53,567,662	56,848,086
The balance of the contractual transmission asset represents the present value of the consideration to which the Company becomes entitled as construction of the transmission infrastructure progresses. The discount rates applied at the inception of each project average 6.55% per year for renewed concession contracts and 6.63% per year for tendered contracts.
Of the total consolidated contractual transmission asset balance of R$64,260,843, R$24,431,847 corresponds to the right to consideration arising from the undepreciated infrastructure of the Basic Network of the Existing System (RBSE), arising from the renewal of concession agreements in 2012, under Law No. 12,783/2013. As of December 2024, the balances recorded by the Company amounted to R$67,387,656 and R$32,870,307, respectively.
10.1 Basic Network of the Existing System – RBSE
a.Periodic Tariff Review – RTP
In April 2025, ANEEL, through Dispatch No. 1,228, approved the adjustments to the results of the periodic review of the Annual Allowable Revenue (RAP) and the adjustment components related to transmission concession contracts extended under Law No. 12,783/2013. The effects will be recognized on RBSE receivables under Concession Contract No. 061/2001, held by the subsidiary AXIA Energia Nordeste, on an effective basis throughout the 2025–2026 tariff cycle.
Below, we present the original RAP and adjustment amounts resulting from ANEEL Approval Resolution No. 3,344/2024, and the revised amounts following the issuance of the dispatch:

Contract 061/2001	RAP	Adjustment portion	Total
Homologating Resolution No. 3,344/24	2,526,404	(25,982)	2,500,422
After Dispatch No. 1,228/25	2,327,143	(233,708)	2,093,435
b.RBSE Financial Component
Through the publication of Approval Resolutions No. 3,462/2025, 3,463/2025, 3,465/2025 and 3,468/2025, ANEEL approved a new revenue flow associated with the RBSE financial component, which relates to the cost of capital on the compensation not received between January 2013 and June 2017 for the undepreciated assets following the renewal of concession agreements in 2012. This result derives from the issuance of ANEEL Dispatch No. 1,746/2025, which ruled on administrative appeals filed by the Brazilian Association of Self‑Producers of Energy (ABIAPE), Energia Sustentável do Brasil S.A. (ESBR), and the Brazilian Association of Large Industrial Energy Consumers and Free Consumers (ABRACE). As this ruling concerns an appellate decision, it represents, at the administrative level, the conclusion of discussions on the matter.
As a result of the RTP adjustment at AXIA Energia Nordeste and the revision of the RBSE financial component determined by ANEEL Dispatch No. 1,746/2025, the Company recognized an expense of R$4,166,777 under regulatory remeasurements – transmission agreements. The following table presents the amounts recorded by each company:

Company	Remeasurement
AXIA Energia	1,757,088
AXIA Energia Nordeste	1,668,404
AXIA Energia Norte	498,033
AXIA Energia Sul	243,252
4,166,777
10.2 Approval of the RAP
On July 15, 2025, ANEEL published Approval Resolution No. 3,481/2025, which established the Annual Allowable Revenue (RAP) for electricity transmission concessionaires for the 2025/2026 tariff cycle.
The RAP amounts approved by ANEEL for active facilities, considering both the Basic Network of the Existing System (RBSE) RAP and the RAP not related to RBSE, for the 2025/2026 and 2024/2025 cycles, are as follows:

Company	RAP Cycle 2025/2026	RAP Cycle 2024/2025
AXIA Energia	6,778,066	6,904,773
AXIA Energia Nordeste	4,845,110	5,208,677
AXIA Energia Norte	2,970,029	3,000,087
AXIA Energia Sul	1,833,900	1,764,288
TMT	52,223	50,535
VSB	57,542	54,635
	16,536,870	16,982,995

Residual RAP adjustments, that is, those not related to RBSE financial component adjustments or to the AXIA Energia Nordeste tariff review, resulted in the recognition of revenue in the amount of R$85,147 under regulatory remeasurements
– transmission contracts. Considering all related effects, this line item resulted in a net negative amount for the period, corresponding to an expense of R$4,081,630.

The 2.62% reduction in RAP is primarily explained by the RBSE adjustments resulting from the RTP adjustment at AXIA Energia Nordeste and the revision of the financial component.
10.3 Annual Allowable Revenue (RAP) Received
After the transmission assets enter into operation and the contractual obligations have been fulfilled, the Company becomes entitled to the effective receipt of the RAP. For the years ended December 31, 2025 and 2024, the Company received the amounts presented below, segregated by performance:

Year	Infrastructure construction	Service provision (O&M)	RAP
2025	10,708,558	8,006,246	18,714,804
2024	11,522,828	7,725,358	19,248,186
Accounting Policy
In transmission concession contracts for electric power, the concessionaire has the contractual obligation (performance obligations) to build, operate, and maintain (O&M) the infrastructure.
Transmission companies are remunerated through the Annual Allowable Revenue (RAP) and through the residual values corresponding to the unamortized balance of transmission assets at the end of the concession term, when applicable.
The IFRS 15, establishes that an entity’s rights to consideration arising from performance obligations already satisfied, but whose receipt depends on the fulfillment of other contractual obligations must be recognized as contract assets.
In transmission activities, the enforceable right to receive RAP begins once the transmission asset enters into commercial operation. Therefore, the rights generated as the entity carries out the construction of the transmission asset are recognized as contract assets in the statement of financial position. The contract asset is composed of construction revenue and the financial accretion of the contract asset balance. Upon fulfilling the performance obligation related to the construction of the asset, AXIA Energia recognizes construction revenue based on the progress of the works, recording it against the contract asset.
Since the receipt associated with the construction activity occurs long after the related performance obligation is fulfilled, the balance of the contract assets is financially adjusted, and this accretion is recorded as financial income in the period (net operating revenue).
The financial discount rate (implicit interest rate) of each concession contract represents the rate that balances the projected cash flows, which includes the estimated construction and O&M costs, construction and O&M margins, projected RAP flows, and the projected residual value, when applicable. The financial discount rate must not be changed over the concession term. In addition to the implicit interest accretion, the contract asset is updated monthly based on inflation adjustments (IPCA or IGPM), due to RAP indexation. These financial updates of the contract asset are recorded as net operating revenue.
The contract asset is realized through the portion of RAP that amortizes the contract asset and through receipt of the residual value, when applicable. As the performance obligations to operate and maintain the transmission infrastructure are satisfied, the Company recognizes the right to the amounts corresponding to the RAP portion related to the operation and maintenance of the assets. This amount is recorded under trade receivables, with corresponding credit to operation and maintenance (O&M) revenue. This revenue does not pass through the transmission contract asset balance, since the right to receive RAP arising from O&M activities does not depend on the fulfillment of any other obligations.
Approval of RAP
In the second half of each year, ANEEL approves the RAP for the new cycle. Based on the approved amounts, the Company updates the future RAP cash flows related to the construction of the transmission asset. If the present value of the future RAP cash flows related to construction and the residual value, when applicable, using the discount rate determined for the concession, is not equal to the balance of the contract asset, the difference is recognized in construction revenue with a corresponding adjustment to the contract asset.
ANEEL’s Periodic Tariff Review (RTP)
The RAP amounts under the concession contracts are reviewed every five years through ANEEL’s periodic tariff review process (RTP), which primarily analyzes the structure of investments made and the capital remuneration rate, typically resulting in changes to future RAP amounts. After ANEEL publishes the RTP results, the Company remeasures the future cash flows related to the construction of the transmission asset, and, as a result, the balance of the contract asset is adjusted to reflect the new cash flow. The difference between the contract asset balance before the RTP and the contract asset balance after the RTP is recognized in profit or loss, under the line-item regulatory remeasurements – transmission contracts.
Estimates and critical judgments
For purposes of recognizing the contract asset, at the beginning of the concession the RAP is separated into two components:
•RAP for contract asset amortization: composed of the projected construction cost and the construction margin, which together represent construction revenue, plus the financial accretion of the contract asset, which represents financial revenue; and
•RAP for O&M: projected O&M cost plus the O&M margin (O&M revenue).
The profit margins considered in calculating transmission revenues are determined based on the Company’s desired return for each project, increased by the risk of construction delays (in the case of construction revenue) and the risk of regulatory penalties due to unavailability of transmission lines (in the case of O&M revenue).
Due to deviations between projected and actual results for the factors involved in calculating revenues and costs, the margins ultimately realized naturally differ from those initially projected.